FINANCE LEASE OBLIGATIONS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Less: Future interest charges	$ (150,393)	$ (197,641)	$ (219,414)
Present value of lease payments	2,349,150	2,811,674	2,977,804
Less: Current portion	(1,116,377)	(1,434,741)	(1,311,956)
Non-current portion	1,232,773	1,376,933	1,665,848
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	1,203,882	1,527,031	1,416,795
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	$ 1,295,661	$ 1,482,284	$ 1,780,423